Fair Value Of Financial Instruments - Narrative (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Feb. 15, 2016	Dec. 31, 2013
Allegheny Technologies $350 million 9.375% Senior Notes due 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage			9.375%
Allegheny Technologies $500 million 5.95% Senior Notes due 2021 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage		5.95%
Allegheny Technologies, Convertible Senior Notes, 4.75%, Due 2022 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage	4.75%	4.75%
Allegheny Technologies $500 million 5.875% Senior Notes due 2023 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage				7.875%	5.875%
Allegheny Ludlum 6.95% Debentures due 2025 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage	6.95%	6.95%
Allegheny Ludlum 6.95% Debentures due 2025 [Member] | Fair Value Measurements at Reporting Date Using Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage	6.95%
Convertible Debt [Member] | Allegheny Technologies, Convertible Senior Notes, 4.75%, Due 2022 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument interest rate stated percentage	4.75%